Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs granted, and outstanding RSUs at September 30, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148
Granted during the period	—
Settled during the period	—
Transferred during the period	—
Forfeited during the period	(21,741)
Outstanding at September 30, 2022	126,407
Specified by vesting date
December, 2022	42,131
December, 2023	42,132
December, 2024	42,144
Outstanding at September 30, 2022	126,407

Summary of Warrant Activity

The following table specifies the warrant activity for the nine months ended September 30, 2022:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2022	7,085,073	80.30
Granted during the period	258,350	93.94
Exercised during the period	(89,558)	20.40
Forfeited during the period	(316,370)	124.01
Outstanding at September 30, 2022	6,937,495	79.58
Vested at September 30, 2022	4,652,454	60.69